FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels of Assets and Liabilities Value on Nonrecurring Basis (Details) - Fair Value, Nonrecurring - Level 3 - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, fair value	$ 7	$ 0
Property, plant and equipment, losses	$ 17	$ 0